Vanguard® Institutional Index Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.5%)
Communication Services (11.2%)
*	Facebook Inc. Class A	18,269,076	6,200,342
*	Alphabet Inc. Class A	2,306,691	6,166,985
*	Alphabet Inc. Class C	2,160,023	5,757,131
*	Walt Disney Co.	13,926,212	2,355,897
*	Netflix Inc.	3,392,010	2,070,279
	Comcast Corp. Class A	35,103,201	1,963,322
	Verizon Communications Inc.	31,729,440	1,713,707
	AT&T Inc.	54,719,484	1,477,973
*	Charter Communications Inc. Class A	972,108	707,267
*	T-Mobile U.S. Inc.	4,495,231	574,311
	Activision Blizzard Inc.	5,960,021	461,246
*	Twitter Inc.	6,115,251	369,300
*	Match Group Inc.	2,121,296	333,022
	Electronic Arts Inc.	2,181,002	310,248
	ViacomCBS Inc. Class B	4,641,820	183,398
*	Take-Two Interactive Software Inc.	892,934	137,574
	Omnicom Group Inc.	1,643,045	119,055
	Interpublic Group of Cos. Inc.	3,017,163	110,639
	Fox Corp. Class A	2,445,250	98,079
	Lumen Technologies Inc.	7,626,071	94,487
*	Live Nation Entertainment Inc.	1,011,373	92,167
	News Corp. Class A	3,894,172	91,630
*	DISH Network Corp. Class A	1,907,213	82,888
*	Discovery Inc. Class C	2,334,519	56,659
	Fox Corp. Class B	1,174,708	43,605
*,1	Discovery Inc. Class A	1,293,934	32,840
	News Corp. Class B	704	16
			31,604,067
Consumer Discretionary (12.3%)
*	Amazon.com Inc.	3,337,862	10,965,010
*	Tesla Inc.	6,218,675	4,822,458
	Home Depot Inc.	8,148,737	2,674,904
	NIKE Inc. Class B	9,794,931	1,422,518
	McDonald's Corp.	5,723,097	1,379,896
	Lowe's Cos. Inc.	5,417,615	1,099,017
	Starbucks Corp.	9,036,001	996,761
	Target Corp.	3,791,663	867,419
*	Booking Holdings Inc.	314,703	747,064
	TJX Cos. Inc.	9,246,605	610,091
*	General Motors Co.	11,125,467	586,423
*	Ford Motor Co.	30,070,700	425,801
*	Chipotle Mexican Grill Inc. Class A	215,305	391,321

		Shares	Market Value ($000)
	Dollar General Corp.	1,810,394	384,057
	eBay Inc.	4,981,761	347,079
*	O'Reilly Automotive Inc.	528,413	322,892
*	Marriott International Inc. Class A	2,096,016	310,399
*	Aptiv plc	2,072,928	308,804
	Ross Stores Inc.	2,736,975	297,920
*	Hilton Worldwide Holdings Inc.	2,135,398	282,107
*	AutoZone Inc.	165,076	280,297
	Yum! Brands Inc.	2,265,487	277,092
	DR Horton Inc.	2,499,271	209,864
*	Etsy Inc.	970,031	201,728
	Lennar Corp. Class A	2,067,513	193,685
*	Caesars Entertainment Inc.	1,635,027	183,581
	Best Buy Co. Inc.	1,727,017	182,563
*	Expedia Group Inc.	1,113,018	182,424
	Garmin Ltd.	1,163,829	180,929
	Tractor Supply Co.	875,899	177,466
*	Dollar Tree Inc.	1,777,249	170,118
	VF Corp.	2,497,162	167,285
*	CarMax Inc.	1,248,106	159,708
*	Carnival Corp.	6,125,489	153,199
*	Royal Caribbean Cruises Ltd.	1,718,768	152,884
	Darden Restaurants Inc.	999,507	151,395
*	Ulta Beauty Inc.	419,250	151,316
	Domino's Pizza Inc.	282,411	134,699
	Pool Corp.	307,587	133,619
	Genuine Parts Co.	1,097,138	133,006
	MGM Resorts International	3,063,994	132,211
	Bath & Body Works Inc.	2,030,190	127,963
*	NVR Inc.	25,773	123,558
	Advance Auto Parts Inc.	501,895	104,841
*	LKQ Corp.	2,069,952	104,160
	Whirlpool Corp.	480,196	97,893
*	Las Vegas Sands Corp.	2,638,750	96,578
	PulteGroup Inc.	1,985,360	91,168
	Hasbro Inc.	993,171	88,611
*	Penn National Gaming Inc.	1,203,232	87,186
	BorgWarner Inc. (XNYS)	1,840,451	79,526
	Tapestry Inc.	2,136,339	79,087
*	Mohawk Industries Inc.	428,914	76,089
*	Norwegian Cruise Line Holdings Ltd.	2,841,111	75,886
*	Wynn Resorts Ltd.	808,179	68,493
	Newell Brands Inc.	2,905,508	64,328
*	PVH Corp.	546,745	56,200
	Hanesbrands Inc.	2,678,163	45,957
	Leggett & Platt Inc.	1,023,828	45,909
	Ralph Lauren Corp. Class A	373,722	41,498
	Gap Inc.	1,644,953	37,340
*	Under Armour Inc. Class A	1,478,496	29,836
*	Under Armour Inc. Class C	1,555,752	27,257
	Lennar Corp. Class B	46,974	3,645
			34,604,019
Consumer Staples (5.7%)
	Procter & Gamble Co.	18,603,502	2,600,770
	PepsiCo Inc.	10,592,600	1,593,233
	Coca-Cola Co.	29,774,032	1,562,243
	Walmart Inc.	10,952,558	1,526,567
	Costco Wholesale Corp.	3,387,959	1,522,379

		Shares	Market Value ($000)
	Philip Morris International Inc.	11,944,755	1,132,243
	Altria Group Inc.	14,132,926	643,331
	Mondelez International Inc. Class A	10,712,850	623,274
	Estee Lauder Cos. Inc. Class A	1,777,212	533,039
	Colgate-Palmolive Co.	6,465,045	488,628
	Kimberly-Clark Corp.	2,581,015	341,830
	Sysco Corp.	3,920,420	307,753
	General Mills Inc.	4,646,130	277,931
	Constellation Brands Inc. Class A	1,289,286	271,640
	Walgreens Boots Alliance Inc.	5,501,470	258,844
	Archer-Daniels-Midland Co.	4,285,247	257,158
*	Monster Beverage Corp.	2,877,039	255,567
	Kroger Co.	5,210,960	210,679
	Kraft Heinz Co.	5,155,283	189,817
	Hershey Co.	1,114,402	188,613
	Tyson Foods Inc. Class A	2,259,529	178,367
	Church & Dwight Co. Inc.	1,881,033	155,317
	McCormick & Co. Inc.	1,909,611	154,736
	Kellogg Co.	1,958,280	125,173
	Conagra Brands Inc.	3,684,293	124,787
	Clorox Co.	691,484	114,517
	J M Smucker Co.	831,230	99,773
	Brown-Forman Corp. Class B	1,400,165	93,825
	Hormel Foods Corp.	2,159,728	88,549
	Lamb Weston Holdings Inc.	1,112,377	68,267
	Molson Coors Beverage Co. Class B	1,442,364	66,897
	Campbell Soup Co.	1,559,002	65,182
			16,120,929
Energy (2.7%)
	Exxon Mobil Corp.	32,445,144	1,908,423
	Chevron Corp.	14,821,056	1,503,596
	ConocoPhillips	10,262,530	695,492
	EOG Resources Inc.	4,474,679	359,183
	Schlumberger NV	10,717,087	317,654
	Marathon Petroleum Corp.	4,891,096	302,319
	Pioneer Natural Resources Co.	1,738,783	289,525
	Kinder Morgan Inc.	14,931,549	249,805
	Phillips 66	3,355,151	234,961
	Valero Energy Corp.	3,134,967	221,235
	Williams Cos. Inc.	8,167,787	211,872
	Occidental Petroleum Corp.	6,796,683	201,046
	ONEOK Inc.	3,417,197	198,163
	Devon Energy Corp.	4,826,587	171,392
	Hess Corp.	2,112,104	164,976
	Baker Hughes Co. Class A	6,353,015	157,110
	Halliburton Co.	6,820,421	147,458
	Diamondback Energy Inc.	1,303,671	123,419
	Marathon Oil Corp.	6,051,677	82,726
	Cabot Oil & Gas Corp.	3,059,659	66,578
	APA Corp.	2,899,127	62,128
			7,669,061
Financials (11.3%)
*	Berkshire Hathaway Inc. Class B	14,206,295	3,877,466
	JPMorgan Chase & Co.	22,900,601	3,748,599
	Bank of America Corp.	56,751,169	2,409,087
	Wells Fargo & Co.	31,470,448	1,460,543
	Citigroup Inc.	15,532,683	1,090,084

		Shares	Market Value ($000)
	Morgan Stanley	11,186,307	1,088,540
	Goldman Sachs Group Inc.	2,583,431	976,614
	BlackRock Inc.	1,096,420	919,524
	Charles Schwab Corp.	11,505,046	838,028
	American Express Co.	4,931,410	826,159
	S&P Global Inc.	1,847,000	784,772
	PNC Financial Services Group Inc.	3,257,123	637,224
	U.S. Bancorp	10,339,768	614,596
	Truist Financial Corp.	10,230,041	599,992
	Marsh & McLennan Cos. Inc.	3,883,136	588,023
	Chubb Ltd.	3,362,570	583,339
	Capital One Financial Corp.	3,418,728	553,731
	CME Group Inc.	2,752,308	532,241
	Intercontinental Exchange Inc.	4,316,135	495,579
	Aon plc Class A (XNYS)	1,730,071	494,402
	Moody's Corp.	1,241,555	440,889
	Progressive Corp.	4,484,815	405,382
	MSCI Inc. Class A	631,834	384,370
	American International Group Inc.	6,554,354	359,768
	MetLife Inc.	5,582,333	344,597
	T Rowe Price Group Inc.	1,739,264	342,113
	Bank of New York Mellon Corp.	6,085,669	315,481
	Prudential Financial Inc.	2,964,763	311,893
*	SVB Financial Group	449,564	290,814
	Travelers Cos. Inc.	1,912,059	290,652
	Allstate Corp.	2,266,157	288,504
	Discover Financial Services	2,294,677	281,901
	First Republic Bank	1,350,923	260,566
	Aflac Inc.	4,727,352	246,437
	Arthur J Gallagher & Co.	1,583,785	235,430
	Ameriprise Financial Inc.	872,295	230,391
	Willis Towers Watson plc	988,438	229,772
	Fifth Third Bancorp	5,293,123	224,640
	Synchrony Financial	4,368,199	213,518
	Hartford Financial Services Group Inc.	2,659,812	186,852
	State Street Corp.	2,097,300	177,683
	Huntington Bancshares Inc.	11,319,696	175,003
	Nasdaq Inc.	896,480	173,039
	Northern Trust Corp.	1,597,141	172,188
	KeyCorp.	7,327,309	158,416
	Regions Financial Corp.	7,312,764	155,835
	Citizens Financial Group Inc.	3,268,544	153,556
	M&T Bank Corp.	987,000	147,399
	Cincinnati Financial Corp.	1,147,481	131,065
	Raymond James Financial Inc.	1,418,982	130,944
	Principal Financial Group Inc.	1,912,511	123,166
	MarketAxess Holdings Inc.	291,493	122,628
	Cboe Global Markets Inc.	816,609	101,145
	Brown & Brown Inc.	1,793,693	99,460
	Lincoln National Corp.	1,351,566	92,920
	Loews Corp.	1,558,802	84,066
	Comerica Inc.	1,026,758	82,654
	W R Berkley Corp.	1,076,832	78,803
	Zions Bancorp NA	1,242,349	76,889
	Everest Re Group Ltd.	305,520	76,618
	Assurant Inc.	450,678	71,094
	Franklin Resources Inc.	2,158,632	64,155
	Globe Life Inc.	716,734	63,811

		Shares	Market Value ($000)
	Invesco Ltd.	2,616,670	63,088
	People's United Financial Inc.	3,271,971	57,161
			31,835,299
Health Care (13.2%)
	Johnson & Johnson	20,174,808	3,258,231
	UnitedHealth Group Inc.	7,226,307	2,823,607
	Pfizer Inc.	42,967,742	1,848,043
	Thermo Fisher Scientific Inc.	3,015,136	1,722,638
	Abbott Laboratories	13,586,715	1,604,999
	Danaher Corp.	4,869,444	1,482,454
	AbbVie Inc.	13,543,210	1,460,906
	Merck & Co. Inc.	19,399,516	1,457,098
	Eli Lilly & Co.	6,084,759	1,405,884
	Medtronic plc	10,299,726	1,291,071
*	Moderna Inc.	2,691,294	1,035,771
	Bristol-Myers Squibb Co.	17,029,555	1,007,639
	Amgen Inc.	4,351,828	925,416
*	Intuitive Surgical Inc.	911,229	905,898
	CVS Health Corp.	10,112,908	858,181
	Zoetis Inc.	3,632,185	705,152
	Anthem Inc.	1,868,542	696,592
	Stryker Corp.	2,572,190	678,338
	Gilead Sciences Inc.	9,608,691	671,167
	Becton Dickinson and Co.	2,201,063	541,065
*	Edwards Lifesciences Corp.	4,777,279	540,836
	Cigna Corp.	2,606,441	521,705
*	Regeneron Pharmaceuticals Inc.	805,475	487,457
*	Boston Scientific Corp.	10,912,411	473,489
	HCA Healthcare Inc.	1,889,157	458,536
*	Illumina Inc.	1,124,335	456,042
*	IDEXX Laboratories Inc.	652,072	405,524
*	DexCom Inc.	741,490	405,491
	Humana Inc.	984,825	383,245
*	Align Technology Inc.	563,174	374,753
	Agilent Technologies Inc.	2,325,864	366,393
*	Vertex Pharmaceuticals Inc.	1,988,196	360,639
*	IQVIA Holdings Inc.	1,468,691	351,810
*	Biogen Inc.	1,142,139	323,214
	Baxter International Inc.	3,831,304	308,152
	ResMed Inc.	1,115,305	293,939
*	Centene Corp.	4,468,144	278,410
*	Mettler-Toledo International Inc.	177,119	243,957
	West Pharmaceutical Services Inc.	566,756	240,611
	McKesson Corp.	1,184,943	236,254
	Zimmer Biomet Holdings Inc.	1,599,832	234,151
*	Laboratory Corp. of America Holdings	741,076	208,568
*	Catalent Inc.	1,306,135	173,807
*	Waters Corp.	470,352	168,057
	Cerner Corp.	2,265,368	159,754
*	Charles River Laboratories International Inc.	386,281	159,407
	STERIS plc	763,941	156,058
	Cooper Cos. Inc.	377,135	155,874
	PerkinElmer Inc.	858,754	148,813
	Bio-Techne Corp.	297,837	144,323
*	Hologic Inc.	1,943,801	143,472
	AmerisourceBergen Corp. Class A	1,146,846	136,991
	Quest Diagnostics Inc.	936,735	136,117
	Teleflex Inc.	358,919	135,151

		Shares	Market Value ($000)
	Viatris Inc.	9,276,757	125,700
*	Bio-Rad Laboratories Inc. Class A	164,765	122,906
*	ABIOMED Inc.	347,602	113,151
	Cardinal Health Inc.	2,223,026	109,951
*	Incyte Corp.	1,439,201	98,988
	DENTSPLY SIRONA Inc.	1,674,013	97,176
*	Henry Schein Inc.	1,071,517	81,607
	Universal Health Services Inc. Class B	582,097	80,545
	Organon & Co.	1,946,077	63,812
*	DaVita Inc.	513,968	59,754
			37,104,740
Industrials (8.0%)
	Honeywell International Inc.	5,291,108	1,123,196
	United Parcel Service Inc. Class B	5,581,206	1,016,338
	Raytheon Technologies Corp.	11,556,352	993,384
	Union Pacific Corp.	4,997,780	979,615
*	Boeing Co.	4,222,264	928,645
	General Electric Co.	8,412,177	866,707
	Caterpillar Inc.	4,195,755	805,459
	3M Co.	4,434,736	777,941
	Deere & Co.	2,175,556	728,964
	Lockheed Martin Corp.	1,888,880	651,852
	CSX Corp.	17,278,497	513,862
	Eaton Corp. plc	3,055,065	456,152
	Illinois Tool Works Inc.	2,197,176	454,002
	Norfolk Southern Corp.	1,892,813	452,855
	Waste Management Inc.	2,969,730	443,559
	Emerson Electric Co.	4,581,825	431,608
	Northrop Grumman Corp.	1,153,516	415,439
	FedEx Corp.	1,884,629	413,280
	Johnson Controls International plc	5,458,686	371,627
	Roper Technologies Inc.	808,021	360,482
	IHS Markit Ltd.	3,055,102	356,286
	General Dynamics Corp.	1,778,437	348,627
	Carrier Global Corp.	6,649,895	344,199
	L3Harris Technologies Inc.	1,540,204	339,215
	Trane Technologies plc	1,821,010	314,397
	Parker-Hannifin Corp.	989,135	276,582
	Otis Worldwide Corp.	3,270,522	269,099
	Rockwell Automation Inc.	888,851	261,358
	Cintas Corp.	670,747	255,327
*	TransDigm Group Inc.	401,150	250,546
	Verisk Analytics Inc. Class A	1,236,402	247,614
	Cummins Inc.	1,100,210	247,063
	Equifax Inc.	933,163	236,482
*	Southwest Airlines Co.	4,534,440	233,206
	Fastenal Co.	4,402,434	227,210
*	Copart Inc.	1,630,898	226,238
	AMETEK Inc.	1,771,163	219,642
	Stanley Black & Decker Inc.	1,248,235	218,828
	PACCAR Inc.	2,662,288	210,108
*	Delta Air Lines Inc.	4,901,079	208,835
	Old Dominion Freight Line Inc.	719,028	205,628
*	Generac Holdings Inc.	483,744	197,692
*	United Rentals Inc.	554,813	194,701
	Fortive Corp.	2,746,898	193,849
	Republic Services Inc. Class A	1,610,084	193,307
	Kansas City Southern	697,127	188,670

		Shares	Market Value ($000)
	Dover Corp.	1,103,072	171,528
	Xylem Inc.	1,379,991	170,677
*	Ingersoll Rand Inc.	3,102,716	156,408
	Expeditors International of Washington Inc.	1,303,031	155,230
	Jacobs Engineering Group Inc.	999,728	132,494
	WW Grainger Inc.	335,122	131,723
	Westinghouse Air Brake Technologies Corp.	1,448,288	124,857
	Quanta Services Inc.	1,067,259	121,475
	IDEX Corp.	582,795	120,609
	Textron Inc.	1,717,177	119,876
*	United Airlines Holdings Inc.	2,480,853	118,014
	JB Hunt Transport Services Inc.	644,279	107,736
	Masco Corp.	1,892,367	105,121
	Leidos Holdings Inc.	1,083,464	104,153
*	American Airlines Group Inc.	4,955,726	101,691
	Fortune Brands Home & Security Inc.	1,058,296	94,633
	Howmet Aerospace Inc.	2,962,325	92,425
	Pentair plc	1,271,762	92,368
	Allegion plc	688,378	90,990
	CH Robinson Worldwide Inc.	1,010,405	87,905
	Snap-on Inc.	413,234	86,345
	Robert Half International Inc.	859,106	86,194
	A O Smith Corp.	1,020,528	62,324
	Rollins Inc.	1,733,803	61,255
	Huntington Ingalls Industries Inc.	307,006	59,271
*	Alaska Air Group Inc.	960,236	56,270
	Nielsen Holdings plc	2,748,667	52,747
			22,513,995
Information Technology (27.5%)
	Apple Inc.	120,349,232	17,029,416
	Microsoft Corp.	57,592,577	16,236,499
	NVIDIA Corp.	19,098,149	3,956,373
	Visa Inc. Class A	12,933,784	2,881,000
*	PayPal Holdings Inc.	9,005,182	2,343,238
	Mastercard Inc. Class A	6,676,381	2,321,244
*	Adobe Inc.	3,651,115	2,102,020
*	salesforce.com Inc.	7,445,599	2,019,395
	Cisco Systems Inc.	32,296,068	1,757,875
	Intel Corp.	31,092,026	1,656,583
	Accenture plc Class A	4,860,131	1,554,853
	Broadcom Inc.	3,144,145	1,524,690
	Texas Instruments Inc.	7,075,471	1,359,976
	Intuit Inc.	2,094,218	1,129,852
	QUALCOMM Inc.	8,644,755	1,115,000
	Oracle Corp.	12,624,451	1,099,968
*	Advanced Micro Devices Inc.	9,295,741	956,532
	International Business Machines Corp.	6,869,269	954,348
*	ServiceNow Inc.	1,518,198	944,729
	Applied Materials Inc.	7,004,564	901,698
	Analog Devices Inc.	4,122,239	690,393
	Automatic Data Processing Inc.	3,242,490	648,239
	Lam Research Corp.	1,092,083	621,559
	Micron Technology Inc.	8,627,309	612,366
	Fidelity National Information Services Inc.	4,733,941	576,026
*	Fiserv Inc.	4,567,612	495,586
*	Autodesk Inc.	1,686,103	480,826
	NXP Semiconductors NV	2,031,954	397,999
	KLA Corp.	1,170,508	391,547

		Shares	Market Value ($000)
	Global Payments Inc.	2,251,184	354,742
*	Synopsys Inc.	1,169,393	350,128
	TE Connectivity Ltd.	2,513,648	344,923
	Amphenol Corp. Class A	4,584,886	335,751
	Microchip Technology Inc.	2,100,092	322,343
*	Cadence Design Systems Inc.	2,121,329	321,254
*	Fortinet Inc.	1,038,925	303,408
	Motorola Solutions Inc.	1,297,528	301,442
	Cognizant Technology Solutions Corp. Class A	4,028,253	298,937
	Xilinx Inc.	1,896,517	286,355
	Paychex Inc.	2,453,992	275,951
	HP Inc.	9,202,630	251,784
*	Keysight Technologies Inc.	1,411,413	231,881
*	ANSYS Inc.	668,682	227,653
	Corning Inc.	5,886,571	214,801
*	Zebra Technologies Corp. Class A	409,005	210,809
	Skyworks Solutions Inc.	1,264,775	208,410
*	Gartner Inc.	641,097	194,817
	CDW Corp.	1,053,819	191,816
*	Paycom Software Inc.	368,357	182,613
*	FleetCor Technologies Inc.	632,655	165,294
	Monolithic Power Systems Inc.	330,610	160,240
*	Trimble Inc.	1,928,563	158,624
*	Enphase Energy Inc.	1,032,541	154,850
	NetApp Inc.	1,718,380	154,242
*	Teledyne Technologies Inc.	357,423	153,542
*	VeriSign Inc.	746,590	153,058
	Broadridge Financial Solutions Inc.	889,696	148,259
*	Arista Networks Inc.	429,582	147,622
*	Tyler Technologies Inc.	312,979	143,548
	Hewlett Packard Enterprise Co.	10,017,214	142,745
*	Qorvo Inc.	852,298	142,496
	Teradyne Inc.	1,265,131	138,114
*	Western Digital Corp.	2,350,371	132,655
	Seagate Technology Holdings plc	1,604,302	132,387
*	Akamai Technologies Inc.	1,247,236	130,448
*	Ceridian HCM Holding Inc.	1,033,178	116,357
	NortonLifeLock Inc.	4,460,164	112,842
	Citrix Systems Inc.	951,015	102,110
*	PTC Inc.	808,842	96,891
	Jack Henry & Associates Inc.	569,346	93,407
*	F5 Networks Inc.	462,793	91,994
	Juniper Networks Inc.	2,492,551	68,595
*	DXC Technology Co.	1,930,987	64,900
	Western Union Co.	3,114,250	62,970
*	IPG Photonics Corp.	274,543	43,488
			77,381,326
Materials (2.5%)
	Linde plc	3,957,915	1,161,173
	Sherwin-Williams Co.	1,856,633	519,356
	Air Products and Chemicals Inc.	1,696,629	434,524
	Ecolab Inc.	1,907,680	397,980
	Freeport-McMoRan Inc.	11,251,422	366,009
	Newmont Corp.	6,124,944	332,584
	Dow Inc.	5,715,736	328,998
	DuPont de Nemours Inc.	4,008,424	272,533
	PPG Industries Inc.	1,818,871	260,117
	International Flavors & Fragrances Inc.	1,908,305	255,179

		Shares	Market Value ($000)
	Corteva Inc.	5,624,556	236,681
	Ball Corp.	2,505,006	225,375
	Nucor Corp.	2,249,664	221,569
	Albemarle Corp.	896,872	196,388
	LyondellBasell Industries NV Class A	2,025,260	190,071
	Vulcan Materials Co.	1,017,186	172,067
	International Paper Co.	2,993,563	167,400
	Martin Marietta Materials Inc.	478,044	163,338
	Amcor plc	11,814,037	136,925
	Avery Dennison Corp.	634,646	131,505
	Celanese Corp. Class A	851,405	128,256
	Eastman Chemical Co.	1,039,743	104,744
	Westrock Co.	2,047,127	102,008
	Packaging Corp. of America	728,383	100,109
	Mosaic Co.	2,648,569	94,607
	CF Industries Holdings Inc.	1,646,569	91,911
	FMC Corp.	985,750	90,255
	Sealed Air Corp.	1,148,989	62,953
			6,944,615
Real Estate (2.6%)
	American Tower Corp.	3,488,162	925,793
	Prologis Inc.	5,665,662	710,644
	Crown Castle International Corp.	3,312,376	574,101
	Equinix Inc.	687,862	543,500
	Public Storage	1,168,488	347,158
	Simon Property Group Inc.	2,518,228	327,294
	Digital Realty Trust Inc.	2,165,760	312,844
	SBA Communications Corp. Class A	839,576	277,539
	Welltower Inc.	3,238,128	266,822
*	CBRE Group Inc. Class A	2,572,439	250,453
	AvalonBay Communities Inc.	1,069,685	237,085
	Equity Residential	2,612,611	211,412
	Weyerhaeuser Co.	5,746,258	204,394
	Alexandria Real Estate Equities Inc.	1,062,871	203,083
	Realty Income Corp.	2,984,366	193,566
	Extra Space Storage Inc.	1,024,845	172,164
	Ventas Inc.	3,013,353	166,367
	Mid-America Apartment Communities Inc.	888,433	165,915
	Essex Property Trust Inc.	498,438	159,371
	Duke Realty Corp.	2,899,379	138,793
	Healthpeak Properties Inc.	4,134,746	138,431
	Boston Properties Inc.	1,089,900	118,091
	UDR Inc.	2,137,261	113,232
	Kimco Realty Corp.	4,695,895	97,440
	Iron Mountain Inc.	2,220,790	96,493
*	Host Hotels & Resorts Inc.	5,478,572	89,465
	Regency Centers Corp.	1,172,706	78,958
	Federal Realty Investment Trust	536,431	63,294
	Vornado Realty Trust	1,217,139	51,132
			7,234,834
Utilities (2.5%)
	NextEra Energy Inc.	15,034,916	1,180,542
	Duke Energy Corp.	5,896,976	575,486
	Southern Co.	8,116,450	502,976
	Dominion Energy Inc.	6,197,365	452,532
	Exelon Corp.	7,495,449	362,330
	American Electric Power Co. Inc.	3,834,131	311,255

		Shares	Market Value ($000)
	Sempra Energy	2,447,625	309,624
	Xcel Energy Inc.	4,125,408	257,838
	Public Service Enterprise Group Inc.	3,876,927	236,105
	American Water Works Co. Inc.	1,390,537	235,056
	Eversource Energy	2,631,787	215,175
	WEC Energy Group Inc.	2,415,777	213,071
	Consolidated Edison Inc.	2,709,478	196,681
	DTE Energy Co.	1,484,986	165,888
	PPL Corp.	5,897,300	164,417
	Edison International	2,907,993	161,306
	Ameren Corp.	1,971,032	159,653
	Entergy Corp.	1,539,252	152,863
	FirstEnergy Corp.	4,168,855	148,495
	CMS Energy Corp.	2,221,561	132,694
	AES Corp.	5,112,263	116,713
	CenterPoint Energy Inc.	4,539,302	111,667
	Evergy Inc.	1,758,270	109,364
	Alliant Energy Corp.	1,918,612	107,404
	Atmos Energy Corp.	1,001,363	88,320
	NRG Energy Inc.	1,873,737	76,505
	NiSource Inc.	3,004,830	72,807
	Pinnacle West Capital Corp.	862,989	62,446
			6,879,213
Total Common Stocks (Cost $98,793,085)			279,892,098
Temporary Cash Investments (0.4%)
Money Market Fund (0.4%)
[2,3]	Vanguard Market Liquidity Fund, 0.068% (Cost $1,036,158)	10,361,582	1,036,158
Total Investments (99.9%) (Cost $99,829,243)			280,928,256
Other Assets and Liabilities—Net (0.1%)			351,564
Net Assets (100%)			281,279,820
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $6,345,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $6,500,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2021	5,561	1,194,989	(36,868)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Clorox Co.	1/31/22	GSI	42,230	(0.084)[1]	—	(829)
State Street Corp.	8/31/23	BOANA	59,304	(0.650)[2]	365	—
Williams Cos Inc.	8/31/22	BOANA	29,572	(0.450)[2]	602	—
					967	(829)
1	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BOANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.

A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	279,892,098	—	—	279,892,098
Temporary Cash Investments	1,036,158	—	—	1,036,158
Total	280,928,256	—	—	280,928,256
Derivative Financial Instruments
Assets
Swap Contracts	—	967	—	967
Liabilities
Futures Contracts[1]	36,868	—	—	36,868
Swap Contracts	—	829	—	829
Total	36,868	829	—	37,697
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.